Segmented information - Operating Segments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
External gold revenue	$ 1,732,590	$ 1,762,264
Production costs	626,526	493,389
Depreciation & depletion	386,465	381,336
Impairment (reversal of impairment) of long-lived assets	(909)	5,905
Write-down of mineral property interests	12,366	1,055
Current income tax, withholding and other taxes	247,811	270,669
Net income (loss)	286,723	460,825
Capital expenditures	349,980	303,971
Total assets	3,681,233	3,561,293
Operating segments | Fekola Mine
Disclosure of operating segments [line items]
External gold revenue	1,067,482	1,024,425
Production costs	326,529	250,337
Depreciation & depletion	215,664	188,601
Impairment (reversal of impairment) of long-lived assets	0	0
Write-down of mineral property interests	0
Current income tax, withholding and other taxes	196,499	190,908
Net income (loss)	231,587	263,218
Capital expenditures	132,836	123,651
Total assets	1,456,040	1,382,369
Operating segments | Masbate Mine
Disclosure of operating segments [line items]
External gold revenue	384,714	398,879
Production costs	177,705	146,671
Depreciation & depletion	88,834	86,835
Impairment (reversal of impairment) of long-lived assets	0	0
Write-down of mineral property interests	313
Current income tax, withholding and other taxes	24,676	25,750
Net income (loss)	71,252	132,615
Capital expenditures	44,287	35,756
Total assets	755,297	786,770
Operating segments | Otjikoto Mine
Disclosure of operating segments [line items]
External gold revenue	280,394	338,960
Production costs	122,292	96,381
Depreciation & depletion	79,348	103,456
Impairment (reversal of impairment) of long-lived assets	0	0
Write-down of mineral property interests	0
Current income tax, withholding and other taxes	26,512	49,063
Net income (loss)	33,844	71,576
Capital expenditures	82,572	85,360
Total assets	439,051	442,280
Operating segments | Other Mineral Properties
Disclosure of operating segments [line items]
External gold revenue	0	0
Production costs	0	0
Depreciation & depletion	6	52
Impairment (reversal of impairment) of long-lived assets	(909)	5,905
Write-down of mineral property interests	12,053
Current income tax, withholding and other taxes	124	37
Net income (loss)	(20,967)	9,781
Capital expenditures	90,111	57,552
Total assets	549,632	362,133
Operating segments | Corporate & Other
Disclosure of operating segments [line items]
External gold revenue	0	0
Production costs	0	0
Depreciation & depletion	2,613	2,392
Impairment (reversal of impairment) of long-lived assets	0	0
Write-down of mineral property interests	0
Current income tax, withholding and other taxes	0	4,911
Net income (loss)	(28,993)	(16,365)
Capital expenditures	174	1,652
Total assets	$ 481,213	$ 587,741